MARKETABLE EQUITY SECURITIES	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
MARKETABLE EQUITY SECURITIES	MARKETABLE EQUITY SECURITIES
Our marketable securities consist of equity securities in Eneti Inc, a company engaged in marine based renewable energy. Eneti Inc was until February 2021 named Scorpio Bulkers Inc., engaged in dry bulk shipping. Eneti Inc is listed on the New York Stock Exchange.

(in thousands of $)	2022	2021
Balance at start of year	1,684	3,684
Unrealized gain (loss), net	503	(2,000)
Total marketable equity securities	2,187	1,684

In 2022, we have received approximately $8.7 thousand in dividends from our investment in Eneti Inc.